Subordinated liabilities (Details) - GBP (£) £ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2019	Dec. 31, 2018
Subordinated liabilities [abstract]
Opening balance as at 1 January		£ 35,327 [1]	£ 24,193
Issuances		4,508	221
Redemptions		(4,321)	(3,246)
Other		854	14,159
Closing balance	[1]	£ 36,368	£ 35,327

[1]	For notes to the Financial Statements see pages 19 to 44